Average Annual Total Returns - FidelityInflation-ProtectedBondIndexFund-PRO - FidelityInflation-ProtectedBondIndexFund-PRO - Fidelity Inflation-Protected Bond Index Fund	Mar. 01, 2023
Fidelity Inflation-Protected Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(12.05%)
Past 5 years	1.99%
Past 10 years	1.05%
Fidelity Inflation-Protected Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.96%)
Past 5 years	0.48%
Past 10 years	0.09%
Fidelity Inflation-Protected Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.12%)
Past 5 years	0.92%
Past 10 years	0.41%
LB124
Average Annual Return:
Past 1 year	(11.85%)
Past 5 years	2.11%
Past 10 years	1.12%